Provisions (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
As of beginning		$ 87,250	$ 59,150
Inflation adjustment		(35,228)	(7,118)
Increases	[1]	60,806	64,329
Recovery	[1]	(15,188)	(15,167)
Increases		(97)	471
Used during the year		(17,647)	(15,117)
Incorporation as a result of business combination			702
As of end		79,896	87,250
Non-current		43,879	19,067
Current		36,017	68,183
Total		79,896	87,250
Labor, legal and other claims [Member]
Disclosure of other provisions [line items]
As of beginning		86,683
Inflation adjustment		(34,985)
Increases	[1]	60,806
Recovery	[1]	(15,188)
Increases
Used during the year		(17,647)
Incorporation as a result of business combination
As of end		79,669	86,683
Investments in associates [Member]
Disclosure of other provisions [line items]
As of beginning	[2]	567
Inflation adjustment	[2]	(243)
Increases	[1],[2]
Recovery	[1],[2]
Increases	[2]	(97)
Used during the year	[2]
Incorporation as a result of business combination	[2]
As of end	[2]	$ 227	$ 567

[1]	The charge to increase and recovery provisions has been charged within the line "Other operating results, net", in the statement of comprehensive income (Note 26)
[2]	Corresponds to investments in associates with negative equity. (See Note 8)